INVESTMENTS (OFFSETTING FINANCIAL LIABILITIES) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Equity Contract
Offsetting Liabilities [Line Items]
Gross amount recognized	$ 4	$ 6
Gross amounts offset in the balance sheets	4	6
Net amounts presented in the balance sheets	0	0
Derivatives Subject to an ISDA Master Agreements
Offsetting Liabilities [Line Items]
Gross amount recognized	4	6
Gross amounts offset in the balance sheets	4	6
Net amounts presented in the balance sheets	0	0
Other Financial Liabilities
Offsetting Liabilities [Line Items]
Gross amount recognized	60	63
Gross amounts offset in the balance sheets	0	0
Net amounts presented in the balance sheets	60	63
Other Liabilities
Offsetting Liabilities [Line Items]
Gross amount recognized	64	69
Gross amounts offset in the balance sheets	4	6
Net amounts presented in the balance sheets	$ 60	$ 63